NOTE 11. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years Ended December 31,
	2015	2014	2013

Current	$1,992	$—	$—
Deferred	(1,718)	(3,398)	(1,702)
Total	$274	$(3,398)	$(1,702)

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014

Deferred income tax assets:
Provision for credit losses	$2,451	$241
Accrued liabilities	2,785	1,604
Tax loss carry forward	1,775	3,074
Deferred income tax assets	$7,011	$4,919

Deferred income tax liabilities:	—	—

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2015	2014	2013
Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	105.0%	(9.6)%	(10.7)%
Non-taxable income	(51.8)%	1.8%	3.7%
Effective tax rate	78.2%	17.2%	18.0%